Allowance for Doubtful Account (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts and Other Receivables [Line Items]
Accounts receivable	$ 42,151	$ 36,914
Allowance for doubtful accounts	(12,122)	(9,217)
Accounts receivable, net	30,029	27,697
Movement in allowance for doubtful accounts:
Balance at beginning of year	9,217	7,277	4,432
Additional provision charged to expenses	12,339	16,368	6,775
Write-offs	(9,460)	(14,795)	(4,093)
Foreign currency translation adjustments	26	367	163
Balance at end of year	$ 12,122	$ 9,217	$ 7,277